Provisions and other current liabilities (Details 3) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Restructuring provisions movements [roll forward]
Cash payments	$ (19,838)	$ (19,294)	$ (19,348)
Restructuring provision
Restructuring provisions movements [roll forward]
Provision at beginning of period	459	438	507
Provisions related to discontinued operations			(8)
Additions	328	354	492
Cash payments	(344)	(268)	(479)
Releases	(54)	(87)	(72)
Transfers	(27)
Currency translation effects	(17)	22	(2)
Provision at end of period	$ 345	$ 459	$ 438